Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income [Abstract]
Profit for the year	$ 43,696	$ 27,251	$ 23,565
Other comprehensive income to be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the year for bonds at fair value through other comprehensive income, net of tax	(9,240)	11,481	4,209
Currency translation differences	1,341	(16)	(38)
Changes in allowance for expected credit losses transferred to income statement	114	135	(23)
Other comprehensive income which will not be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the year for equities at fair value through other comprehensive income	(819)	(71)	(866)
Realized gain on sale of equities at fair value through other comprehensive income		2,341
Other comprehensive income for the year	(8,604)	13,870	3,282
Total comprehensive income for the year	$ 35,092	$ 41,121	$ 26,847